Goodwill and intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and intangible assets
Amortisation of intangible assets	$ 68,648	$ 36,665
Impairment loss on intangible assets and goodwill	14,573	23,659
Impairment of intangible assets	11,392	23,659
Impairment of goodwill	3,181
Licenses
Goodwill and intangible assets
Amortisation of intangible assets	52,824	26,563
Impairment of intangible assets	$ 11,392	$ 23,659
Vermont CGU
Goodwill and intangible assets
Discount Rate	14.00%
Impairment loss on intangible assets and goodwill	$ 8,900
Impairment of intangible assets	5,700
Impairment of goodwill	3,200
Vermont CGU | Licenses
Goodwill and intangible assets
Impairment of intangible assets	$ 5,700